UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: JANUARY 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                                    MARKETS FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 77.8%

                                                         SHARES         VALUE
                                                       ----------   ------------
BRAZIL - 3.4%
   Lojas Renner ....................................      841,000   $  5,131,587
   Souza Cruz ......................................      219,000      4,419,664
                                                                    ------------
                                                                       9,551,251
                                                                    ------------
CHILE - 2.1%
   Banco Santander Chile ADR .......................      171,000      6,049,980
                                                                    ------------
CHINA - 5.7%
   China Mobile ....................................    1,040,000      9,362,147
   PetroChina, Cl H ................................    9,200,000      6,791,408
                                                                    ------------
                                                                      16,153,555
                                                                    ------------
HONG KONG - 5.1%
   Hang Lung Group .................................    2,040,000      6,570,816
   Swire Pacific, Cl A .............................      580,000      3,745,718
   Swire Pacific, Cl B .............................    3,100,000      4,021,355
                                                                    ------------
                                                                      14,337,889
                                                                    ------------
HUNGARY - 2.7%
   Danubius Hotel and Spa * ........................        2,039         39,121
   Richter Gedeon ..................................       24,000      2,738,778
   Richter Gedeon GDR ..............................       41,000      4,813,400
                                                                    ------------
                                                                       7,591,299
                                                                    ------------
INDIA - 12.2%
   GlaxoSmithKline Pharmaceuticals .................      192,657      4,565,354
   Grasim Industries ...............................      265,630      6,397,440
   Grasim Industries GDR ...........................        3,000         73,800
   Hero Honda Motors ...............................      380,315      6,790,521
   Housing Development Finance .....................      271,000      8,376,307
   ICICI Bank ......................................      170,000      1,413,759
   ICICI Bank ADR ..................................        1,100         18,128
   Infosys Technologies ............................      255,000      6,706,149
                                                                    ------------
                                                                      34,341,458
                                                                    ------------

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                                    MARKETS FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                       ----------   ------------
INDONESIA - 2.4%
   Astra International .............................    6,065,500   $  6,825,114
                                                                    ------------
ISRAEL - 4.4%
   Check Point Software Technologies * .............      253,000      5,735,510
   Teva Pharmaceutical Industries ADR ..............      160,000      6,632,000
                                                                    ------------
                                                                      12,367,510
                                                                    ------------
ITALY - 1.9%
   Tenaris ADR .....................................      278,000      5,501,620
                                                                    ------------
MALAYSIA - 3.2%
   Bumiputra-Commerce Holdings .....................    1,885,000      3,312,155
   Public Bank .....................................    2,418,000      5,766,750
                                                                    ------------
                                                                       9,078,905
                                                                    ------------
MEXICO - 8.3%
   Consorcio ARA ...................................    3,467,000        870,073
   Fomento Economico Mexicano ADR ..................      308,000      8,670,200
   Grupo Aeroportuario del Sureste ADR .............      108,000      3,167,640
   Grupo Financiero Banorte, Cl O ..................    4,700,000      6,215,337
   Organizacion Soriana, Cl B * ....................    2,903,997      4,502,258
                                                                    ------------
                                                                      23,425,508
                                                                    ------------
PHILIPPINES - 2.2%
   Ayala Land ......................................   25,800,000      3,444,615
   Bank of the Philippine Islands ..................    3,770,000      2,756,389
                                                                    ------------
                                                                       6,201,004
                                                                    ------------
RUSSIA - 2.3%
   LUKOIL ADR ......................................      200,000      6,522,821
                                                                    ------------
SOUTH AFRICA - 4.8%
   Massmart Holdings ...............................    1,042,000      8,227,619
   Truworths International .........................    1,531,411      5,269,085
                                                                    ------------
                                                                      13,496,704
                                                                    ------------
SOUTH KOREA - 2.5%
   Busan Bank * ....................................      190,460        855,247
   Daegu Bank * ....................................      155,190        777,937

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                                    MARKETS FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                       ----------   ------------
SOUTH KOREA - CONTINUED
   Shinsegae .......................................       16,600   $  5,311,000
                                                                    ------------
                                                                       6,944,184
                                                                    ------------
TAIWAN - 4.2%
   Taiwan Mobile ...................................    2,324,062      3,236,542
   Taiwan Semiconductor Manufacturing ..............    7,078,668      8,667,368
                                                                    ------------
                                                                      11,903,910
                                                                    ------------
THAILAND - 4.1%
   PTT Exploration & Production ....................    1,926,000      5,379,228
   Siam Cement .....................................    2,184,000      6,191,515
                                                                    ------------
                                                                      11,570,743
                                                                    ------------
TURKEY - 4.4%
   Akbank ..........................................    2,597,000      7,469,914
   BIM Birlesik Magazalar ..........................      228,000      4,877,411
                                                                    ------------
                                                                      12,347,325
                                                                    ------------
UNITED KINGDOM - 1.9%
   Standard Chartered ..............................      425,494      5,383,101
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $298,489,186) ..........................                 219,593,881
                                                                    ------------
PREFERRED STOCK - 16.6%
BRAZIL - 12.3%
   Banco Bradesco ADR ..............................      853,000      7,634,350
   Cia Vale do Rio Doce ADR ........................      894,000     10,853,160
   Petroleo Brasileiro ADR, Cl A ...................      452,000      9,790,320
   Ultrapar Participacoes ..........................      281,500      6,476,078
                                                                    ------------
                                                                      34,753,908
                                                                    ------------

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                                    MARKETS FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

PREFERRED STOCK - CONTINUED

                                                         SHARES         VALUE
                                                       ----------   ------------
SOUTH KOREA - 4.3%
   Samsung Electronics .............................       55,300   $ 12,035,811
                                                                    ------------
   TOTAL PREFERRED STOCK
      (Cost $62,759,569) ...........................                  46,789,719
                                                                    ------------
SHORT-TERM INVESTMENT - 3.7%
   Northern Institutional, Diversified Assets
    Portfolio, 0.320% (A)
      (Cost $10,321,275) ...........................   10,321,275     10,321,275
                                                                    ------------
   TOTAL INVESTMENTS - 98.1%
      (Cost $371,570,030) + ........................                $276,704,875
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $282,059,674.

*    NON-INCOME PRODUCING SECURITY.
(A) THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009. ADR - AMERICAN DEPOSITARY RECEIPT
CL  - CLASS
GDR - GLOBAL DEPOSITARY RECEIPT

+ AT JANUARY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $371,570,030, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,164,598 AND $(96,029,753), RESPECTIVELY.

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on November 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                                    MARKETS FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at January 31, 2009:

                               Level 1       Level 2*     Level 3       TOTAL
                            ------------   ------------   -------   ------------
Investments in securities   $106,876,376   $169,828,499     $--     $276,704,875
                            ============   ============     ====    ============

* Represents securities trading primarily outside the United States, the value of which were adjusted as a result of significant market movement following the close of local trading.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

AAM-QH-001-0500

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund II


By (Signature and Title)*                    /s/ Philip T. Masterson
                                             ------------------------------
                                             Philip T. Masterson
                                             President

Date: March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Philip T. Masterson
                                             ------------------------------
                                             Philip T. Masterson
                                             President

Date: March 27, 2009


By (Signature and Title)*                    /s/ Michael Lawson
                                             ------------------------------
                                             Michael Lawson
                                             Treasurer, Controller & CFO

Date: March 27, 2009